CAPITALIZATION - Long-term Debt and Other Long-term Obligations (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capitalization [Line Items]
Unamortized debt discounts		$ 0	$ 3
Unamortized debt issuance costs		(36)	(28)
Currently payable long-term debt		(625)	0
Total long-term debt and other long-term obligations	$ 6,629	5,239	5,275
Unsecured notes - fixed rate
Schedule of Capitalization [Line Items]
Unsecured notes - fixed rate		$ 5,900	$ 5,300
Unsecured notes - fixed rate | Minimum
Schedule of Capitalization [Line Items]
Interest rate (percent)		2.65%
Unsecured notes - fixed rate | Maximum
Schedule of Capitalization [Line Items]
Interest rate (percent)		5.94%